Net Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Net Income (Loss) Per Share
Net Income (Loss) Per Share

NOTE 4 — Net Income (Loss) Per Share

Basic net income (loss) per share is calculated by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares and potentially dilutive common share equivalents outstanding for the period determined using the treasury-stock and if-converted methods. For the purpose of the diluted net loss per share calculation, Common Stock equivalents are considered to be potentially dilutive securities.

Prior to the Business Combination closing date, the Legacy Company was a limited liability company and issued Series A, Series B and Series C membership units. Series A units are entitled to a preferred rate of return and Series C units are equivalent to profits interests. Only Series B units have voting rights. All Series B and Series C units are used in the computation of net loss per unit.

The Legacy Company has also issued a number of warrants, exercisable at $0.01 per unit at any time from the warrant agreement execution dates to the exercise period end dates. Depending on the warrant agreement, the exercise period varies from seventh to tenth anniversary of the warrant agreement execution date. Given the nominal exercise price, penny warrants are considered to be outstanding in the context of basic earnings per share, and thus the units are included in the computation of basic and diluted earnings per unit as of March 31, 2024. However, the puttable warrants associated with the Bay Point note in the amount of 4,072,526 are anti-dilutive for the three months ended March 31, 2024. Therefore, the Bay Point warrants are excluded from the calculation of diluted net loss per unit for the three months ended March 31, 2024. All warrants issued by the Legacy Company were exercised upon the completion of the Business Combination as of January 2, 2025. There were 0 and 215,476,828 warrants outstanding as of March 31, 2025 and 2024, respectively.

Following the completion of the Business Combination, the Company issued Common Stock to its stockholders. It had 23,198,658 weighted average shares of Common Shares for the three months ended March 31, 2025. For the three months ended March 31, 2024, the Legacy Company had weighted average Common Shares of 220,025,101.

The dividend calculation in the numerator represents the dividend expenses accrued but not yet paid for the periods indicated to the various owners of Series A units. Series A Units entitle the holders to receive an eight percent per annum rate of return on the unrecovered capital contribution of such holders.

Series A units, some of which are redeemable and some of which are nonredeemable, are excluded in the net loss per unit calculation below as they are not participating units. Series C units are non-voting units. These units are included in the basic and diluted weighted Series B units and Series C units outstanding calculation below. Warrants are also included in the below calculation of basic and diluted weighted average Series B units and Series C units outstanding because they are fully exercisable at any time by the holders.

The following table sets forth the computation of the Company’s basic and diluted net income per share for the three months ended March 31, 2025 and basic and diluted net loss per unit for the three months ended March 31, 2024.

	Three Months Ended March 31,
	2025	2024
Numerator:
Net income (loss)	$(2,687,437)	$(18,437,453)
Dividend	—	(545,359)
Earnings available for common shares/units	$(2,687,437)	$(18,982,812)
Denominator:
Weighted average common shares/units outstanding (basic)	23,198,658	220,025,101
Dilutive effect of potential shares/units	—	—
Weighted average common shares/units outstanding (diluted)	23,198,658	220,025,101
Basic earnings per share/unit	$(0.12)	$(0.09)
Diluted earnings per share/unit	$(0.12)	$(0.09)

NOTE 3 — Net Loss Per Unit

The Company has issued Series A, Series B and Series C units, as discussed in Note 15 — Members’ Deficit. Series A units are entitled to a preferred rate of return and Series C units are equivalent to profits interests. Only Series B units have voting rights. All Series B and Series C units are used in the computation of net loss per unit.

The Company has issued a number of warrants, exercisable at $0.01 per unit at any time from the warrant agreement execution dates to the exercise period end dates. Depending on the warrant agreement, the exercise period varies from seventh to tenth anniversary of the warrant agreement execution date. There were 305,632,700 and 181,148,044 warrants outstanding as of December 31, 2024 and 2023, respectively. Given the nominal exercise price, penny warrants are considered to be outstanding in the context of basic earnings per share, and thus the units are included in the computation of basic and diluted earnings per unit as of December 31, 2024 and 2023, respectively. However, the puttable warrants associated with the Bay Point note in the amounts of 4,799,204 and 3,839,359 are anti-dilutive for the year ended December 31, 2024 and 2023, respectively. Therefore, the Bay Point warrants are excluded from the calculation of diluted net loss per unit for the year ended December 31, 2024 and 2023, respectively.

The Company had 9,906,827 weighted average series B units for the year ended December 31, 2024 and 2023, respectively. In addition, the Company also had 1,584,327 weighted average series C units for the year ended December 31, 2024, and 1,481,622 weighted average series C units for the year ended December 31, 2023. Together with the exercisable warrants outstanding, the Company had 312,324,651 weighted average common series B and C units for the year ended December 31, 2024, and 188,579,085 weighted average common series B and C units for the year ended December 31, 2023.

The dividend calculation in the numerator represents the dividend expenses accrued but not yet paid for the periods indicated to the various owners of Series A units. Series A Units entitle the holder to receive an eight percent (8%) per annum rate of return on the unrecovered capital contribution of such holder.

Series A units, some of which are redeemable and some of which are nonredeemable, are excluded in the net loss per unit calculation below as they are not participating units. Series C units are non-voting units. These units are included in the basic and diluted weighted Series B units and Series C units outstanding calculation below. Warrants are also included in the below calculation of basic and diluted weighted average Series B units and Series C units outstanding because they are fully exercisable at any time by the holders.

The following table sets forth the computation of the Company’s basic and diluted loss per unit:

	For the Year Ended December 31,
	2024	2023
Numerator:
Net loss	$(23,065,795)	$(35,532,791)
Dividend	(2,260,287)	(2,082,277)
Earnings available for common units	$(25,326,082)	$(37,615,068)
Denominator:
Weighted average common units outstanding (basic)	312,324,651	188,579,085
Dilutive effect of potential membership units	—	—
Weighted average common units outstanding (diluted)	312,324,651	188,579,085
Basic earnings per unit	$(0.08)	$(0.20)
Diluted earnings per unit	$(0.08)	$(0.20)